Borrowings - Contractual Maturities Repurchase Agreements and FHLB Advances for 2025 (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Total long term debt	$ 1,183,472	$ 1,080,600
FHLB Advances
Debt Instrument [Line Items]
One year or less	525,726
After one year to two years	225,139
After two years to three years	180,550
After three years to four years	225,000
After four years	20,000
Total long term debt	$ 1,176,415	$ 1,073,564